Partners' Capital and Distributions (Quarterly Distributions Of Available Cash) (Details) (USD $)	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Partners’ Capital and Distributions [Abstract]
Distribution date	Aug. 14, 2013	May 13, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 14, 2012	Feb. 13, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 14, 2011
Cash distribution per unit	$ 0.465	$ 0.46	$ 0.46	$ 0.460	$ 0.460	$ 0.460	$ 0.460	$ 0.455	$ 0.450	$ 0.445	$ 0.445